Convertible Notes Payable, Net - Schedule of Convertible Notes Payable (Details) - USD ($)		Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable		$ 1,015,000	$ 1,199,000
Less: debt issuance costs		(308,646)	(380,991)
Convertible notes payable, net	[1]	706,354	818,009
June 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable			312,500
Additional June 2024 Notes [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable			62,500
August 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable		515,000	515,000
September 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable			125,000
Additional September 2024 Notes [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable			184,000
December 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable		$ 500,000

[1]	Retroactively restated to include the Additional September 2024 Notes as described in Note 9.